Supplemental Data - Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	$ 652,150	$ 662,264	$ 875,006	$ 537,512	$ 545,406
Cash received for interest	26,242	26,771	36,242	22,431	11,468
Cash paid for income taxes	4,355	751	1,351	20,624	14,661
Cash paid for income taxes to DISH Network	322,632	274,894	433,120	272,599	384,462
Satellites and other assets financed under capital lease obligations	3,462	904	1,070	5,857	10,548
Satellite and Tracking Stock Transaction | EchoStar
Satellite and Tracking Stock Transaction with EchoStar:
Transfer of property and equipment, net	432,080
Investment in EchoStar and HSSC preferred tracking stock - cost method	316,204
Transfer of liabilities and other	44,540
Capital distribution to EchoStar	51,466
Deferred taxes for capital distribution to EchoStar	31,274
DISH Digital Exchange Transaction | EchoStar
Satellite and Tracking Stock Transaction with EchoStar:
Transfer of property and equipment, net	8,978
Transfer of investments and intangibles, net	25,097
Capital distribution to EchoStar	5,845
Deferred taxes for capital distribution to EchoStar	3,542
Deemed distribution to EchoStar- initial fair value of redeemable noncontrolling interest, net of deferred taxes of $8,491	14,009
Deferred taxes for deemed distribution to EchoStar- initial fair value of redeemable noncontrolling interest	$ 8,491